Basic and Diluted Net Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			9 Months Ended			12 Months Ended
	Oct. 01, 2023	Oct. 01, 2023	Sep. 30, 2022	Oct. 01, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss from continuing operations				$ (73,448)		$ (10,809)	$ (28,023)	$ (9,282)	$ (5,682)
Net Loss from discontinued operations							(1,454)
Net Loss	$ (206,882)	$ (206,882)	$ (4,146)	$ (241,906)		$ (10,809)	$ (29,477)	$ (9,282)	$ (5,682)
Denominator:
Weighted average common shares outstanding, basic	39,821,078		13,431,410	16,969,979		13,053,367	22,524,400	11,990,015	9,760,018
Weighted average common shares outstanding, diluted	39,821,078		13,431,410	16,969,979		13,053,367	22,524,400	11,990,015	9,760,018
Net loss per share:
Continuing operations - basic	$ (1.28)		$ (0.31)	$ (4.33)		$ (0.83)	$ (1.24)	$ (0.77)	$ (0.58)
Continuing operations diluted	(1.28)		(0.31)	(4.33)	$ (0.83)	(0.83)	(1.24)	(0.77)	(0.58)
Discontinued operations - basic	(3.92)		0	(9.92)		0	(0.07)
Discontinued operations diluted	(3.92)		0	(9.92)		0	(0.07)
Net loss per share - basic	(5.2)		(0.31)	(14.25)		(0.83)	(1.31)	(0.77)	(0.58)
Net loss per share diluted	$ (5.2)		$ (0.31)	$ (14.25)	$ (0.83)	$ (0.83)	$ (1.31)	$ (0.77)	$ (0.58)
Continuing Operations [Member]
Numerator:
Net Loss	$ (50,973)		$ (4,146)	$ (73,448)		$ (10,809)
Discontinued Operations [Member]
Numerator:
Net Loss	$ (155,909)			$ (168,458)